As filed with the Securities and Exchange Commission on May 19, 2020
Securities Act File No. 33-26305
Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549 __________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 1024 ☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 1026 ☒
(Check appropriate box or boxes) __________________
BLACKROCK FUNDSSM
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway Wilmington, Delaware 19809 United States of America
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski BlackRock FundsSM 55 East 52nd Street New York, New York 10055 United States of America

(Name and Address of Agent for Service)
Copies to:

John A. MacKinnon, Esq. Jesse C. Kean, Esq.	Janey Ahn, Esq. BlackRock Advisors, LLC
Sidley Austin LLP	55 East 52nd Street
787 Seventh Avenue	New York, New York 10055
New York, New York 10019
__________________
It is proposed that this filing will become effective (check appropriate box)
☐ Immediately upon filing pursuant to paragraph (b)
☒ On May 27, 2020 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 1024 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 1026 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds℠ (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 27, 2020, the effectiveness of the registration statement for BlackRock U.S. Impact Fund, BlackRock International Impact Fund and BlackRock Global Impact Fund, filed in Post-Effective Amendment No. 1010 on March 6, 2020, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 1024 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1010 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 19, 2020.

BLACKROCK FUNDSSM  (REGISTRANT)

ON BEHALF OF

BLACKROCK U.S. IMPACT FUND,

BLACKROCK INTERNATIONAL IMPACT FUND AND

BLACKROCK GLOBAL IMPACT FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
_________/S/ JOHN M. PERLOWSKI__________	Trustee, President and Chief Executive Officer	May 19, 2020
(John M. Perlowski)	(Principal Executive Officer)
__________/S/ NEAL J. ANDREWS____________	Chief Financial Officer	May 19, 2020
(Neal J. Andrews)	(Principal Financial and Accounting Officer)
BRUCE R. BOND*	Trustee
(Bruce R. Bond)
SUSAN J. CARTER*	Trustee
(Susan J. Carter)
COLLETTE CHILTON*	Trustee
(Collette Chilton)
NEIL A. COTTY*	Trustee
(Neil A. Cotty)
LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)
HENRY R. KEIZER*	Trustee
(Henry R. Keizer)
CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)
DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

	Signature	Title	Date
	JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)
	MARK STALNECKER*	Trustee
(Mark Stalnecker)
	KENNETH L. URISH*	Trustee
(Kenneth L. Urish)
	CLAIRE A. WALTON*	Trustee
(Claire A. Walton)
	ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)
*By:	/S/ JANEY AHN		May 19, 2020
(Janey Ahn, Attorney-In-Fact)